Warrant Liabilities - Schedule of Fair Value of Conversion Warrant (Details)	Dec. 31, 2024	Dec. 12, 2024	Oct. 07, 2024	Sep. 24, 2024
Risk-Free Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	4.42
Risk-Free Rate [Member] | Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs		4.37	4	3.62
Risk-Free Rate [Member] | First Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	4.56
Risk-Free Rate [Member] | Second Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	4.57
Risk-Free Rate [Member] | Third Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	4.58
Estimated Volatility Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	42.87
Estimated Volatility Rate [Member] | Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs		44.39	43.88	43.79
Estimated Volatility Rate [Member] | First Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	42.38
Estimated Volatility Rate [Member] | Second Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	42.61
Estimated Volatility Rate [Member] | Third Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	44.78
Dividend Yield [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	0
Dividend Yield [Member] | Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs		0	0	0
Dividend Yield [Member] | First Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	0
Dividend Yield [Member] | Second Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	0
Dividend Yield [Member] | Third Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	0
Spot Price of Underling Ordinary Share [Member] | Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs		2.53	3.86	3.87
Spot Price of Underling Ordinary Share [Member] | First Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	1.57
Spot Price of Underling Ordinary Share [Member] | Second Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	1.57
Spot Price of Underling Ordinary Share [Member] | Third Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	1.57
Exercise price [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	4.4
Exercise price [Member] | Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs		3.25	4.47	4.71
Exercise price [Member] | First Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	2.81
Exercise price [Member] | Second Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	2.81
Exercise price [Member] | Third Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	2.81
Fair value of Purchase Warrant in USD [Member] | Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs		149,000	120,000	106,000
Fair value of Purchase Warrant in USD [Member] | First Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	51,000
Fair value of Purchase Warrant in USD [Member] | Second Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	48,000
Fair value of Purchase Warrant in USD [Member] | Third Closing [Member]
Schedule of Fair Value of Conversion Warrant [Line Items]
Fair value measurements inputs	80,000